Other non-current liabilities	12 Months Ended
Dec. 31, 2022
Other non-current liabilities
Other non-current liabilities

31.Other non-current liabilities

	As of December 31,
	2021	2022
	RMB’000	RMB’000

Redemption liabilities (Note)	8,612	9,760

Note:

The Company has a legal ownership of 90% in Genetron (Wuxi) Business Management Co., Ltd. (“Genetron Wuxi”) with the remaining 10% held by other investors which have injected capital of US$1,667,000 (equivalently to approximately RMB10,821,000) in January 2021 being recognized by the Group as non-controlling interests as a result of their ownership of risks and rewards associated with their 10% interests.

Further the other investors have redemption rights upon the failure of an initial public offering of Genetron Wuxi before December 3, 2025. This event is not solely within control of the Group and thus gives rise to financial liabilities which have been recognized at present value of the redeemable amount being discounted back to RMB7,671,000 at initial subscription and subsequently measured at amortized cost.

The redeemable amount is expected to be the sum of subscriptions and annual interests thereon at 6% per annum (less accumulated dividends) up to the date of redemption notification.